PROPOSED BUSINESS COMBINATION	3 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
PROPOSED BUSINESS COMBINATION

NOTE 8. PROPOSED BUSINESS COMBINATION

On March 11, 2021, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Empower Merger Sub I Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub I”), Empower Merger Sub II LLC, a Delaware limited liability company and a direct wholly owned subsidiary of the Company (“Merger Sub II”), and Holley Intermediate Holdings, Inc., a Delaware corporation (“Holley”). The transactions set forth in the Merger Agreement, including the Merger, will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation.

The Merger Agreement provides for, among other things, the following transactions: (i) the Company will change its jurisdiction of incorporation by transferring by way of continuation from the Cayman Islands and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), and, in connection with the Domestication, (A) each outstanding Class A ordinary share will convert automatically into a share of common stock, par value $0.0001 per share (the “Domesticated Company Common Stock”) and (B) each outstanding Class B ordinary share will convert automatically into one share of Domesticated Company Common Stock; and (ii) following the Domestication, (A) Merger Sub I will merge with and into Holley, with Holley surviving as a wholly owned subsidiary of the Company (“Merger I”), (B) immediately following Merger I, Holley will merge with and into Merger Sub II, with Merger Sub II surviving as a limited liability company and a wholly owned subsidiary of the Company (“Merger II” and, together with Merger I, the “Mergers”).

Subject to certain adjustments as set forth in the Merger Agreement, in consideration of Merger I, the sole stockholder of Holley, Holley Parent Holdings, LLC, a Delaware limited liability company (“Holley Stockholder”), will receive cash consideration in an amount of up to $387.5 million and at least $577.5 million of stock consideration, consisting of 57.75 million newly issued shares of Domesticated Company Common Stock, with a deemed value of $10.00 per share solely for purposes of determining the aggregate number of shares payable to the Holley Stockholder.

The Merger Agreement contains customary representations and warranties of the parties thereto with respect to, among other things, (a) entity organization, formation and authority, (b) capital structure, (c) authorization to enter into the Merger Agreement, (d) licenses and permits, (e) taxes, (f) financial statements, (g) real property, (h) material contracts, (i) title to assets, (j) absence of changes, (k) employee matters, (l) compliance with laws, (m) litigation, (n) transactions with affiliates and (o) regulatory matters. The representations and warranties of the parties do not survive the consummation of the Business Combination.

Consummation of the transactions contemplated by the Merger Agreement is generally subject to customary conditions of the respective parties, and conditions customary to special purpose acquisition companies, including, among others: (i) approval by the Company’s shareholders of certain proposals set forth in the Registration Statement / Proxy Statement; (ii) approval by the Holley Stockholder; (iii) there being no laws or injunctions by governmental authorities or other legal restraint prohibiting consummation of the transactions contemplated under the Merger Agreement; (iv) the waiting period applicable to the Mergers under HSR, having expired (or early termination having been granted); (v) the shares of the Domesticated Company Common Stock and Domesticated Company Public Warrants to be issued in connection with the Mergers and the consummation of the Business Combination shall have been approved for listing on NYSE; and (vi) the Company having at least $5,000,001 in net tangible assets. Holley has a separate closing condition that the amount in the Company’s trust account, (calculated net of any stockholder redemptions), plus the proceeds from the purchase of securities under the A&R FPA and the proceeds from the PIPE Financing, equals or exceeds $350 million.

Concurrent with the execution of the Merger Agreement, the Company entered into that certain Sponsor Agreement (the “Sponsor Agreement”) with Empower Sponsor Holdings LLC, a Delaware limited liability company (the “Sponsor”), and the Holley Stockholder whereby the Sponsor has agreed to (i) waive certain of its anti-dilution and conversion rights with respect to the issued and outstanding Class B ordinary shares of the Company (the “founder shares”) and (ii) an earn-out in respect of 2,187,500 founder shares (the “Earn-Out Shares”) vesting in two equal tranches. 1,093,750 of the Earn-Out Shares will vest if (x) the closing price of the Domesticated Company Common Stock equals or exceeds $13.00 per share for any twenty (20) trading days within any thirty-trading day period or (y) the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Domesticated Company Common Stock at a price per share equal to or exceeding $13.00 per share. The other 1,093,750 of Earn-Out Shares will be subject to the same conditions but will vest at a target price that equals or exceeds $15.00 per share. The Earn-Out Shares will be forfeited by the Sponsor if they fail to satisfy the above conditions within seven years after the consummation of the Business Combination.

Concurrent with the execution of the Merger Agreement, the Company amended and restated that certain FPA (the “A&R FPA”), whereby the parties have agreed to modify certain conditions thereto with respect to the review and approval rights of certain affiliates of Empower Funding. As described further in Note 6 pursuant to the A&R FPA, Empower Funding will purchase 5,000,000 units of the Company at a per unit price of $10.00 substantially concurrent with the consummation of the Business Combination. The obligations of Empower Funding under the A&R FPA are subject to the fulfillment of certain conditions therein, including the consummation of the Mergers.

Concurrent with the execution of the Merger Agreement, the Company entered into subscription agreements (each, a “Subscription Agreement”) with certain investors (the “PIPE Investors”) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors an aggregate of 24 million shares of Domesticated Company Common Stock, at a per share price of $10.00 for an aggregate purchase price of $240,000,000, concurrent with the consummation of the Business Combination, on the terms and subject to the conditions set forth therein (the “PIPE Financing”). The Subscription Agreement contains customary representations and warranties of the Company, on the one hand, and each PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the transactions contemplated by the Merger Agreement. Each Subscription Agreement provides that the Company will grant the PIPE Investors certain customary registration rights